Financial assets at amortized cost - Securities (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gains / (Losses)	R$ (257)	R$ (167)
Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Gains / (Losses)		(1)
Stage One [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(183)	(208)
Gains / (Losses)	(244)	63
Purchases	(317)	(329)
Settlements	76	60
Transfer to Stage 2	449	120
Transfer to Stage 3	149	173
Cure from Stage 2	(166)	(30)
Cure from Stage 3	(88)	(32)
Expected loss ending balance	(324)	(183)
Stage One [Member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(4)	(4)
Gains / (Losses)	(4)	2
Purchases		(2)
Settlements	5
Expected loss ending balance	(3)	(4)
Stage One [Member] | Government securities - Latin America [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(9)	(7)
Gains / (Losses)	10	8
Purchases	(20)	(13)
Settlements	10	3
Expected loss ending balance	(9)	(9)
Stage One [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(147)	(167)
Gains / (Losses)	(257)	46
Purchases	(297)	(314)
Settlements	61	57
Transfer to Stage 2	449	120
Transfer to Stage 3	149	173
Cure from Stage 2	(166)	(30)
Cure from Stage 3	(88)	(32)
Expected loss ending balance	(296)	(147)
Stage One [Member] | Corporate Securities [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(60)	(105)
Gains / (Losses)	(63)	128
Purchases	(179)	(131)
Settlements	15	20
Transfer to Stage 2	90	44
Transfer to Stage 3	149	38
Cure from Stage 2	(57)	(22)
Cure from Stage 3	(45)	(32)
Expected loss ending balance	(150)	(60)
Stage One [Member] | Corporate Securities [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(7)	(4)
Gains / (Losses)	2	(4)
Purchases	(3)	(6)
Settlements	5	7
Transfer to Stage 2	3
Cure from Stage 2	(5)
Expected loss ending balance	(5)	(7)
Stage One [Member] | Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(52)	(44)
Gains / (Losses)	(229)	(78)
Purchases	(32)	(164)
Settlements	22	25
Transfer to Stage 2	312	74
Transfer to Stage 3		135
Cure from Stage 2	(80)
Expected loss ending balance	(59)	(52)
Stage One [Member] | Corporate Securities [Member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance
Gains / (Losses)	(2)	(1)
Purchases	(7)
Settlements		1
Expected loss ending balance	(9)
Stage One [Member] | Corporate Securities [Member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(23)	(13)
Gains / (Losses)	1	1
Purchases	(24)	(9)
Settlements	8	4
Transfer to Stage 2	30	2
Cure from Stage 2	(11)	(8)
Expected loss ending balance	(19)	(23)
Stage One [Member] | Corporate Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(5)	(1)
Gains / (Losses)	34
Purchases	(52)	(4)
Settlements	11
Transfer to Stage 2	14
Cure from Stage 2	(13)
Cure from Stage 3	(43)
Expected loss ending balance	(54)	(5)
Stage One [Member] | Country Of Brazil [Member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(23)	(30)
Gains / (Losses)	7	7
Expected loss ending balance	(16)	(23)
Stage Two [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(122)	(114)
Gains / (Losses)	2	(221)
Purchases	(264)	(45)
Settlements	139	16
Cure to Stage 1	166	30
Transfer to Stage 3	416	347
Transfer from Stage 1	(449)	(120)
Cure from Stage 3	(13)	(15)
Expected loss ending balance	(125)	(122)
Stage Two [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(122)	(114)
Gains / (Losses)	2	(221)
Purchases	(264)	(45)
Settlements	139	16
Cure to Stage 1	166	30
Transfer to Stage 3	416	347
Transfer from Stage 1	(449)	(120)
Cure from Stage 3	(13)	(15)
Expected loss ending balance	(125)	(122)
Stage Two [Member] | Corporate Securities [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(10)	(24)
Gains / (Losses)	(48)	(46)
Purchases	(64)	(25)
Settlements	7	7
Cure to Stage 1	57	22
Transfer to Stage 3	82	115
Transfer from Stage 1	(90)	(44)
Cure from Stage 3	(12)	(15)
Expected loss ending balance	(78)	(10)
Stage Two [Member] | Corporate Securities [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance
Gains / (Losses)	30
Purchases	(35)
Cure to Stage 1	5
Transfer from Stage 1	(3)
Cure from Stage 3	(1)
Expected loss ending balance	(4)
Stage Two [Member] | Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(105)	(86)
Gains / (Losses)	23	(6)
Purchases	(160)	(10)
Settlements	116	9
Cure to Stage 1	80
Transfer to Stage 3	334	62
Transfer from Stage 1	(312)	(74)
Expected loss ending balance	(24)	(105)
Stage Two [Member] | Corporate Securities [Member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance
Gains / (Losses)		(168)
Purchases	(4)	(8)
Settlements	10
Cure to Stage 1	11	8
Transfer to Stage 3		170
Transfer from Stage 1	(30)	(2)
Expected loss ending balance	(13)
Stage Two [Member] | Corporate Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(5)	(4)
Gains / (Losses)	(3)	(1)
Purchases	(1)
Settlements	4
Cure to Stage 1	13
Transfer from Stage 1	(14)
Expected loss ending balance	(6)	(5)
Stage Two [Member] | Corporate Securities [Member] | Financial Bills Note [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(2)
Purchases		(2)
Settlements	2
Expected loss ending balance		(2)
Stage Three [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(549)	(1,716)
Gains / (Losses)	(34)	(344)
Purchases	(2,858)	(51)
Settlements	699	2,035
Cure to Stage 1	88	32
Transfer from Stage 1	(149)	(173)
Expected loss ending balance	(3,206)	(549)
Cure to Stage 2	13	15
Transfer from Stage 2	(416)	(347)
Stage Three [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(549)	(1,716)
Gains / (Losses)	(34)	(344)
Purchases	(2,858)	(51)
Settlements	699	2,035
Cure to Stage 1	88	32
Transfer from Stage 1	(149)	(173)
Expected loss ending balance	(3,206)	(549)
Cure to Stage 2	13	15
Transfer from Stage 2	(416)	(347)
Stage Three [Member] | Corporate Securities [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(120)	(11)
Gains / (Losses)	13
Purchases	(53)	(31)
Settlements	146	28
Cure to Stage 1	45	32
Transfer from Stage 1	(149)	(38)
Expected loss ending balance	(188)	(120)
Cure to Stage 2	12	15
Transfer from Stage 2	(82)	(115)
Stage Three [Member] | Corporate Securities [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Gains / (Losses)	(1)
Cure to Stage 2	1
Stage Three [Member] | Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance	(429)	(1,705)
Gains / (Losses)	(2)	(344)
Purchases	(2,805)	(20)
Settlements	552	1,837
Transfer from Stage 1		(135)
Expected loss ending balance	(3,018)	(429)
Transfer from Stage 2	(334)	(62)
Stage Three [Member] | Corporate Securities [Member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance
Settlements		170
Transfer from Stage 2		(170)
Stage Three [Member] | Corporate Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Expected loss beginning balance
Gains / (Losses)	(44)
Settlements	1
Cure to Stage 1	R$ 43
Expected loss ending balance